Goodwill and Intangibles	12 Months Ended
Aug. 26, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangibles
Goodwill and Intangibles
The following table presents the changes in goodwill:

Total
August 29, 2015 (Predecessor)	$40,724
Goodwill acquired during the period	—
Effect of exchange rate changes	—
August 27, 2016 (Predecessor)	$40,724
Goodwill acquired during the predecessor period	13,546
Effect of exchange rate changes	137
Elimination of predecessor goodwill	(54,407)
Successor business combination	465,030
Balance, August 26, 2017 (Successor)	$465,030

There were no impairment charges related to goodwill during these periods or since the inception of the Company.

Intangible assets, net consist of the following:

Successor		August 26, 2017
	Useful Life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with indefinite life:
Brands and trademarks	Indefinite life	$232,000	$—	$232,000
Intangible assets with finite lives:
Customer relationships	15 years	59,000	515	58,485
Proprietary recipes and formulas	7 years	7,000	131	6,869
Licensing agreements	14 years	22,000	206	21,794
		$320,000	$852	$319,148

Predecessor		August 27, 2016
	Useful Life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with indefinite life:
Brands and trademarks	Indefinite life	$109,900	$—	$109,900
Intangible assets with finite lives:
Customer relationships	15 years	121,000	46,087	74,913
Proprietary recipes and formulas	7 years	4,760	3,885	875
		$235,660	$49,972	$185,688

Changes in fair value of the Company's intangible assets from August 27, 2016 to August 26, 2017 result from the acquisitions and application of the acquisition method of accounting as described in Note 3. Business Combinations.

Amortization expenses related to intangible assets were $0.9 million for the successor period from July 7, 2017 through August 26, 2017 and $8.5 million for the predecessor period from August 28, 2016 through July 6, 2017. Amortization expenses related to intangible assets during the 52-week period ended August 27, 2016, the 35-week period ended August 29, 2015, and the 52-week period ended December 27, 2014 were $9.1 million, $6.6 million, and $9.9 million, respectively.

Estimated future amortization for each of the next five fiscal years and thereafter is as follows:

Successor (In thousands)
2018	$6,505
2019	6,505
2020	6,505
2021	6,505
2022	6,505
2023 and thereafter	54,623